ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities	$2,021	$2,094
Loans and notes payable(1)	899	1,062
Derivative liabilities	221	416
Deferred revenue	445	441
Lease liabilities(2)	160	43
Other liabilities	16	45
Total accounts payable and other liabilities	$3,762	$4,101
(1)See Note 33, Related Parties, for further discussion.
(2)See Note 17, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.